Trade receivables (Details 2) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Trade Receivables
Balance at the beginning of the period	R$ 1,377,209	R$ 1,428,517
Creation/(reversal) of losses	40,097	(8,449)
Recoveries	(40,444)	(19,627)
Balance at the end of the period	R$ 1,376,862	R$ 1,400,441